ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

December 16, 2015	Kathleen M. Nichols
T +1 617 854 2418
F +1 617 235 0862
kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Separate Portfolios Trust (File Nos. 33-141111 and 811-22025)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 58 (the “Amendment”) to the Registration Statement of Voya Separate Portfolios Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on December 18, 2015.

In addition to the Part C, the Amendment includes the following documents:

1.              Statutory Prospectus for Class A shares of Voya Retirement Solution Income Fund, to be renamed Voya In-Retirement Fund; Voya Retirement Solution 2020 Fund, to be renamed Voya Target Retirement 2020 Fund; Voya Retirement Solution 2025 Fund, to be renamed Voya Target Retirement 2025 Fund; Voya Retirement Solution 2030 Fund, to be renamed Voya Target Retirement 2030 Fund; Voya Retirement Solution 2035 Fund, to be renamed Voya Target Retirement 2035 Fund; Voya Retirement Solution 2040 Fund, to be renamed Voya Target Retirement 2040 Fund; Voya Retirement Solution 2045 Fund, to be renamed Voya Target Retirement 2045 Fund; Voya Retirement Solution 2050 Fund, to be renamed Voya Target Retirement 2050 Fund; Voya Retirement Solution 2055 Fund, to be renamed Voya Target Retirement 2055 Fund; and Voya Retirement Solution 2060 Fund, to be renamed Voya Target Retirement 2060 Fund (collectively, the “Funds”), each a series of the Trust;

2.              Statutory Prospectus for Class R6 shares of the Funds;

3.              The Statement of Additional Information for the Funds.

This Amendment relates solely to the Funds.  This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

In connection with this Amendment, the Trust plans to file, a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-lA as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

We have assisted the Trust in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:	Kristen Freeman, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.